Consolidated Statements of Cash Flows (Parenthetical) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [LineItems]
Earnings before income tax		¥ 28,148	¥ 24,953	¥ 24,116
Adjustments for:
Depreciation and amortization		75,493	74,951	67,942
Credit impairment losses, net of reversal		2,050	2,036	2,278
Impairment losses for long-lived assets			10	62
Write down of inventories		66	178	176
Investment income		(38)	(147)	(40)
Income from investments in associates		(2,104)	(877)	(91)
Interest income		(306)	(429)	(354)
Interest expense		3,093	3,586	3,702
Net foreign exchange (gain) / loss		(79)	134	(113)
Net loss on retirement and disposal of long-lived assets		1,757	1,841	1,867
Increase in accounts receivable		(1,848)	(2,770)	(2,306)
Decrease in contract assets		170
Decrease / (increase) in inventories		(622)	905	1,038
Increase in prepayments and other current assets		(1,349)	(2,618)	(3,783)
Decrease / (increase) in other assets		271	(231)	366
Increase / (decrease) in accounts payable		(3,181)	(4,213)	3,755
Increase in accrued expenses and other payables		9,842	7,232	10,878
Decrease in contract liabilities		(6,414)
Decrease in deferred revenues		(138)	(202)	(418)
Cash generated from operations		104,811	104,339	109,075
Interest received		306	433	366
Interest paid		(3,094)	(3,707)	(3,737)
Investment income received		34	63	57
Income tax paid		(2,759)	(4,626)	(4,626)
Net cash from operating activities	[1]	99,298	96,502	101,135
Purchase of investments	[2]	328	443	3,099
China Tower [member]
Adjustments for:
Purchase of investments				¥ 2,966

[1]	Reconciliation of earnings before income tax to net cash from operating activities
[2]	The amount for the year ended December 31, 2016 included the payment for the cash injection amounting to RMB2,966 ("Cash Consideration") to China Tower Corporation Limited ("China Tower") in relation to the disposal of certain telecommunications towers and related assets to China Tower (the "Tower Assets Disposal") in 2015. The Cash Consideration was paid in February 2016.